PIMCO Global Core Bond Hedged Portfolio Investment Strategy - Administrative Class [Member] - PIMCO Global Core Bond Hedged Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. PIMCO selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Portfolio may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 5% (plus or minus) of the foreign currency exposure of the Bloomberg Global Aggregate (USD Hedged) Index, as calculated by PIMCO, which as of February 28, 2026 was 0.06%. The Portfolio may invest in securities and instruments that are economically tied to emerging market countries in an amount up to 5% of its total assets above the level of those types of securities and instruments represented in the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio may also invest up to 5% of its total assets in preferred securities. In addition, the Portfolio may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 10% of its total assets in securities rated below BBB by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The average portfolio duration of this Portfolio normally varies within 1.5 years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Global Aggregate (USD Hedged) Index, as calculated by PIMCO, which as of February 28, 2026 was 6.30 years. In addition, the average U.S. portfolio duration of this Portfolio normally varies within 1 year (plus or minus) of the U.S. portfolio duration of the securities comprising the Bloomberg Global Aggregate (USD Hedged) Index, as calculated by PIMCO, which as of February 28, 2026 was 6.82 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio’s prospectus or Statement of Additional Information. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.